Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	$ 42	$ 264
Total income tax expense reported in equity	42	264
Capital losses on unrealized foreign exchange	845	986
Deferred tax liability on unremitted net earnings of foreign subsidiaries	0
Unrealized foreign exchange losses
Deferred Tax in Other Comprehensive Income
Deferred income tax assets not recognised	$ 101	$ 120